Consolidated Investment Entities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities		$ 0	$ 0
Consolidated investment entities
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	7,924.5	6,965.6	5,175.7
Liabilities of consolidated investment entities	5,150.0	4,121.8	2,256.6
Consolidated investment entities | VOEs
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	3,015.2	3,045.7	2,914.5
Liabilities of consolidated investment entities	324.3	292.4	199.5
Consolidated investment entities | Cash and Cash Equivalents | VOEs
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	75.0	80.2	38.7
Consolidated investment entities | Limited Partnerships/Corporations | VOEs
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	2,912.3	2,931.2	2,860.3
Consolidated investment entities | Other assets | VOEs
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	27.9	34.3	15.5
Consolidated investment entities | Other Liabilities | VOEs
Variable Interest Entities Not Consolidated [Line Items]
Liabilities of consolidated investment entities	324.3	292.4	199.5
Consolidated investment entities | VIEs
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	4,909.3	3,919.9	2,261.2
Liabilities of consolidated investment entities	4,825.7	3,829.4	2,057.1
Consolidated investment entities | VIEs | Cash and Cash Equivalents
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	238.4	360.6	98.3
Consolidated investment entities | VIEs | Corporate Loans
Variable Interest Entities Not Consolidated [Line Items]
Assets of consolidated investment entities	4,670.9	3,559.3	2,162.9
Consolidated investment entities | VIEs | Collateralized Debt Obligations
Variable Interest Entities Not Consolidated [Line Items]
Liabilities of consolidated investment entities	4,627.1	3,829.4	2,057.1
Consolidated investment entities | VIEs | Other Liabilities
Variable Interest Entities Not Consolidated [Line Items]
Liabilities of consolidated investment entities	$ 198.6